Description of Business (Details) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 24, 2022	Jun. 30, 2022	Dec. 31, 2022
Description of Business (Details) [Line Items]
Converted stock		871,256	871,256
Class A Common Stock [Member]
Description of Business (Details) [Line Items]
Investor shares	40,000,000
Issued and outstanding percentage			100.00%
Class B Common Stock
Description of Business (Details) [Line Items]
Issued and outstanding percentage			100.00%
Converted stock			15,518,705
Business Combination [Member]
Description of Business (Details) [Line Items]
Business combination, description			Immediately prior to the Closing, the following transactions occurred: ● 8,000,000 shares of FOXO Technologies Operating Company Series A preferred stock (the “FOXO Preferred Stock”) were exchanged for 8,000,000 shares of FOXO Class A Common Stock. ● The 2021 Bridge Debentures (as defined in Note 5) in the principal amount, together with accrued and unpaid interest, of $24,402 were converted into 6,759,642 shares of FOXO Class A Common Stock. ● The holders of the 2022 Bridge Debentures (as defined in Note 5) in the principal amount, together with accrued and unpaid interest, of $34,496 were converted into 7,810,509 shares of FOXO Class A Common Stock.